Revenues - Schedule of Changes in Advances from Customers (Details) $ in Thousands	6 Months Ended
Jun. 30, 2018 USD ($)
Revenue from Contract with Customer [Abstract]
Balance, beginning of the period	$ 41
New performance obligations	116
Reclassification to revenue as a result of satisfying performance obligation	(41)
Balance, end of the period	$ 116